Note 10 - Other Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of other operating expenses components [text block]
	2022	2021	2020

Intermediated Money Transaction Tax *	1,378	799	451
Solar evaluation cost	–	–	230
COVID-19 donations	–	74	1,322
Community and social responsibility cost	898	1,167	382
Impairment of property, plant and equipment - plant and equipment (note 17)	8,209	498	–
Impairment of exploration and evaluation assets – Connemara North and Glen Hume (note 18)	467	3,837	2,930
Expected credit losses on deferred consideration on the disposal of subsidiary	–	761	–
Bilboes pre-operational expenses (note 5)	830	–	–
	11,782	7,136	5,315